Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based on:		(In Thousands)
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	OmegaFlex Total Shareholder Return ($) (4)	Index Total Shareholder Return ($) (5)	OmegaFlex Net Income ($)	OmegaFlex Earnings before interest and tax ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	2,133,976	2,133,976	654,286	530,752	68.68	207.18	20,763	25,845
2022	2,598,910	2,598,910	614,767	412,596	89.61	175.02	23,622	30,805
2021	2,975,113	2,975,113	1,144,126	1,124,662	120.46	156.92	26,195	35,083
2020	2,425,216	2,425,216	884,602	1,226,033	137.37	106.60	19,910	26,600

Company Selected Measure Name		Earnings Before Interest and Tax
Named Executive Officers, Footnote [Text Block]

(1)	Kevin R. Hoben is the PEO for each year. The other NEOs for 2023 are: Dean W. Rivest, Matthew F. Unger, Edwin B. Moran and Susan B. Asch. The other NEOs for 2022 are: Dean W. Rivest, Matthew F. Unger, Edwin B. Moran and Timothy P. Scanlan. The other NEOs for 2021 are: Dean W. Rivest, Matthew F. Unger, Edwin B. Moran and Mark F. Albino. The other NEOs for 2020 are: Dean W. Rivest, Edwin B. Moran, Mark F. Albino and Paul J. Kane.

PEO Total Compensation Amount		$ 2,133,976	$ 2,598,910	$ 2,975,113	$ 2,425,216
PEO Actually Paid Compensation Amount	[1]	2,133,976	2,598,910	2,975,113	2,425,216
Average SCT Total for Non-PEO NEOs (column(d))		654,286	614,767	1,144,126	884,602
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	[2]	$ 530,752	412,596	1,124,662	1,226,033
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average for Non-PEO NEOs	2023	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column(d))	$654,286	$614,767	$1,144,126	$884,602

- aggregate change in actuarial present value of pension benefits	-	-	-	-

+ service cost of pension benefits	-	-	-	-

+ prior service cost of pension benefits	-	-	-	-

- SCT “Stock Awards” column value	225,004	285,048	150,670	176,175

- SCT “Option Awards” column value	-	-	-	-

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	36,661	48,212	35,937	90,106

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	19,544	27,660	55,471	184,109

+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-	-

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	2,941	(7,625)	28,956	181,506

-/+ year-over-year change in fair value of equity awards vested in prior years not matured and paid in the covered year	(13,662)	(42,911)	2,442	178,903

-/+ change in fair value of equity awards vested in prior years that matured and were paid in the covered year	55,986	57,540	8,400	(117,018)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-	-

+ dollar value of dividends/earnings paid on equity awards in the covered year	-	-	-	-

+ excess fair value for equity award modifications	-	-	-	-

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$530,752	$412,596	$1,124,662	$1,226,033

Equity Valuation Assumption Difference, Footnote [Text Block]
(2)	Because the PEO does not have equity awards, there is no adjustment.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Moreover, the following graphical comparisons show the relationships between certain figures included in the Pay Versus Performance Table for each of 2023, 2022, 2021 and 2020, including: (1) a comparison of our total shareholder return and the total shareholder return of the S&P 500 Building Products Index; and (2) comparisons between our PEO and average non-PEO NEO compensation actually paid, and each of the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance Table:

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

The following table lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2023 to Company performance:

Total Shareholder Return
Net Income
Earnings Before Interest and Tax

Total Shareholder Return Amount	[3]	$ 68.68	89.61	120.46	137.37
Peer Group Total Shareholder Return Amount	[4]	207.18	175.02	156.92	106.60
Net Income (Loss) Attributable to Parent		$ 20,763,000	$ 23,622,000	$ 26,195,000	$ 19,910,000
Company Selected Measure Amount		25,845,000	30,805,000	35,083,000	26,600,000
PEO Name		Kevin R. Hoben	Kevin R. Hoben	Kevin R. Hoben	Kevin R. Hoben
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Earnings Before Interest and Tax
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
SCT “Stock Awards” Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		225,004	285,048	150,670	176,175
SCT “Option Awards” Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Year-end Fair Value of Equity Awards Granted in Covered Year that Were Outstanding and Unvested as of Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		36,661	48,212	35,937	90,106
Year-over-year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		19,544	27,660	55,471	184,109
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Year-over-year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,941	(7,625)	28,956	181,506
Year-over-year Change in Fair Value of Equity Awards Vested in Prior Years not Matured and Paid in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,662)	(42,911)	2,442	178,903
Change in Fair Value of Equity Awards Vested in Prior Years that Matured and Were Paid in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		55,986	57,540	8,400	(117,018)
Fair Value as of Prior-year End of Equity Awards Granted in Prior Years that Failed to Vest in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dollar Value of Dividends/Earnings Paid on Equity Awards in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Because the PEO does not have equity awards, there is no adjustment.
[2]	For each year, the values included in this column reflect the adjustments to the values included in column (d) as shown in the Adjustment Table below.
[3]	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019, in our common stock.
[4]	Index TSR reflects the S&P 500 Building Products Index.